Reinsurance - Narrative (Details) - USD ($)		12 Months Ended
	Jul. 01, 2013	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reinsurance recoverable
Maximum retention per single insured life	$ 250,000	$ 2,000,000.0
Reinsurance recoverable		223,349,000	$ 229,759,000
Gross life insurance in force		42,270,000,000
Life insurance in force ceded to unaffiliated reinsurers		8,329,864,000	8,581,710,000	$ 8,914,558,000
Ceded premiums earned		10,004,000	10,600,000	11,054,000
Policyholder benefits and claims incurred, ceded		$ 11,666,000	13,687,000	11,016,000
Maximum
Reinsurance recoverable
Percent of morbidity risk ceded for term-life insurance policies (as a percent)		90.00%
Affiliate
Reinsurance recoverable
Life insurance in force ceded to unaffiliated reinsurers		$ 433,300,000
Allstate Financial
Reinsurance recoverable
Ceded premiums earned		3,300,000	4,200,000	3,400,000
Policyholder benefits and claims incurred, ceded		21,700,000	1,000,000.0	$ 0
Non-affiliate
Reinsurance recoverable
Life insurance in force ceded to unaffiliated reinsurers		7,900,000,000
Prudential
Reinsurance recoverable
Reinsurance recoverable		162,900,000	166,900,000
Citigroup Subsidiaries and Scottish Re
Reinsurance recoverable
Reinsurance recoverable		$ 282,000	$ 579,000